ORGANIZATION AND NATURE OF BUSINESS (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Financial Statement Presentation	The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP.	The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation

Our consolidated accounts include our accounts and the accounts of our wholly owned subsidiaries, SkyPharm S.A., Decahedron Ltd., Cosmofarm S.A., Cana Laboratories Holdings (Cyprus) Limited and ZipDoctor Inc. The Group’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements reflect the consolidation of all entities in which the Company has control, as determined by the ability to direct the activities that significantly affect the entities’ economic performance. All significant intercompany balances and transactions have been eliminated.

Our consolidated accounts include our accounts and the accounts of our wholly owned subsidiaries, SkyPharm S.A., Decahedron Ltd., Cosmofarm S.A., Cana Laboratories Holding (Cyprus) Limited and ZipDoctor Inc. The Group’s financial statements are prepared in accordance with U.S. GAAP. The consolidated financial statements reflect the consolidation of all entities in which the Company has control, as determined by the ability to direct the activities that significantly affect the entities’ economic performance. All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Transactions in and Translations of Foreign Currency

The functional currency for the Greek subsidiaries of the Company (CANA Laboratories, Cosmofarm S.A. and SkyPharm SA) is Euro (€) and for the UK subsidiary (Decahedron Ltd) is GBP (£). ZipDoctor Inc. is a U.S. based entity. As a result, the financial statements of the subsidiaries (except for ZipDoctor Inc.) have been translated from the local currency into U.S. dollars using (i) year-end exchange rates for balance sheet accounts, and (ii) average exchange rates for the reporting period for all income statements accounts. Foreign currency translations gains and losses are reported as a separate component of the condensed consolidated statements of changes in stockholders’ equity and mezzanine equity.

The functional currency of the Company’s subsidiaries is the Euro and British Pound. For financial reporting purposes, both the Euro (“EUR”) and British Pound (“GBP”) have been translated into United States dollars ($) and/or (“USD”) as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period. Equity transactions are translated at each historical transaction date spot rate. Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders’ equity (deficit) as “Accumulated other comprehensive income (loss)”. Gains and losses resulting from foreign currency transactions are included in the statements of operations and comprehensive loss as other comprehensive loss. There have been no significant fluctuations in the exchange rate for the conversion of EUR or GBP to USD after the balance sheet date.

Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the consolidated balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency included in the consolidated results of operations as incurred.

As of December 31, 2023 and 2022, the exchange rates used to translate amounts in Euros into USD and British Pounds into USD for the purposes of preparing the consolidated financial statements were as follows:

	December 31, 2023	December 31, 2022
Exchange rate on balance sheet dates
EUR: USD exchange rate	1.1062	1.0698
GBP: USD exchange rate	1.2743	1.2077

Average exchange rate for the period
EUR: USD exchange rate	1.0817	1.0534
GBP: USD exchange rate	1.2440	1.2371

The Effects of War in the Ukraine

On February 24, 2022, Russian forces launched significant military action against Ukraine. There continues to be sustained conflict and disruption in the region, which is expected to endure for the foreseeable future. We do not conduct any commercial transactions with either Ukraine or Russia and the Company and, as such, is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities as of the date of issuance of this Quarterly Report on Form 10-Q. Such political issues and conflicts could have a material adverse effect on our results of operations and financial condition if they escalate in areas in which we do business. In addition, changes in and adverse actions by governments in foreign markets in which we do business could have a material adverse effect on our results of operations and financial condition.

On February 24, 2022, Russian forces launched significant military action against Ukraine. There continues to be sustained conflict and disruption in the region, which is expected to endure for the foreseeable future. We do not conduct any commercial transactions with either Ukraine or Russia and the Company and, as such, is not aware of any specific event or circumstance that would require an update to its estimates or judgments or a revision of the carrying value of its assets or liabilities as of the date of issuance of this Annual Report on Form 10-K. Such political issues and conflicts could have a material adverse effect on our results of operations and financial condition if they escalate in areas in which we do business. In addition, changes in and adverse actions by governments in foreign markets in which we do business could have a material adverse effect on our results of operations and financial condition.

Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which amends the requirement on the measurement and recognition of expected credit losses for financial assets held. Furthermore, amendments ASU 2019-10 and ASU 2019-11 provided additional clarification for implementing ASU 2016-13. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company adopted the standard on January 1, 2023, and the standard did not have a material impact on the Company’s consolidated financial statements and related disclosures. The Company is exposed to credit losses primarily through sales to its customers and the loans that it has provided. The Company assesses each customer’s/ borrower’s ability to pay, and a credit loss estimate by conducting a credit review which includes consideration of established credit rating, or an internal assessment of the customer’s creditworthiness based on an analysis of their payment history when a credit rating is not available. The Company monitors credit exposure through active review of customer balances. The Company’s expected loss methodology for accounts receivable is developed through consideration of factors including, but not limited to, historical collection experience, current customer credit ratings, current customer financial condition, current and future economic and market conditions, and age of the receivables. More specifically, the Company assesses a number of customers with significant long outstanding balances on an individual basis, applying different credit loss percentages to them, and subsequently summarizes the ones not included in the individual analysis, groups them based on their rating (decided based on the factors described above) and applies specific credit loss percentages to each group. The Company has elected to follow the simplified ECL approach. The charges related to credit losses are included in “General and administrative expenses” and are recorded in the period that the outstanding receivables are determined to be doubtful. Account balances are written-off against the allowance when they are deemed uncollectible.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which amends the requirement on the measurement and recognition of expected credit losses for financial assets held. Furthermore, amendments ASU 2019-10 and ASU 2019-11 provided additional clarification for implementing ASU 2016-13. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company adopted the standard on January 1, 2023, and the standard did not have a material impact on the Company’s consolidated financial statements and related disclosures. The Company is exposed to credit losses primarily through sales to its customers and the loans that it has provided. The Company assesses each customer’s/ borrower’s ability to pay, and a credit loss estimate by conducting a credit review which includes consideration of established credit rating, or an internal assessment of the customer’s creditworthiness based on an analysis of their payment history when a credit rating is not available. The Company monitors credit exposure through active review of customer balances. The Company’s expected credit loss (“ECL) methodology for accounts receivable is developed through consideration of factors including, but not limited to, historical collection experience, current customer credit ratings, current customer financial condition, current and future economic and market conditions, and age of the receivables. More specifically, the Company assesses a number of customers with significant long outstanding balances on an individual basis, applying different credit loss percentages to them, and subsequently summarizes the ones not included in the individual analysis, groups them based on their rating (decided based on the factors described above) and applies specific credit loss percentages to each group. The Company has elected to follow the simplified ECL approach and for the period ended December 31, 2023 applied a 5% loss rate to all balances outstanding for more than 90 days and 1% loss rate to the total outstanding balance. The charges related to credit losses are included in “General and administrative expenses” and are recorded in the period that the outstanding receivables are determined to be doubtful. Account balances are written-off against the allowance when they are deemed uncollectible.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

The Company maintains bank accounts in the United States denominated in U.S. Dollars, in Greece denominated in Euros, U.S. Dollars and Great Britain Pounds (British Pounds Sterling), and in Bulgaria denominated in Euros. The Company also maintains bank accounts in the United Kingdom, denominated in Euros and Great Britain Pounds (British Pounds Sterling).

For purposes of the statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of December 31, 2023 and December 31, 2022, there were no cash equivalents.

The Company maintains bank accounts in the United States denominated in U.S. Dollars, in Greece denominated in Euros, U.S. Dollars and Great Britain Pounds (British Pounds Sterling), and in Bulgaria denominated in Euros. The Company also maintains bank accounts in the United Kingdom, denominated in Euros and Great Britain Pounds (British Pounds Sterling). As of December 31, 2023 and 2022, the aggregate amount in these foreign accounts were $1,047,738 and $831,793, respectively. Additionally, as of December 31, 2023 and 2022, the Company had cash on hand in the amount of $48,590 and $15,690, respectively.

Reclassifications to Prior Year Financial Statements and Adjustments

Certain reclassifications have been made in the Company’s financial statements of the prior year to conform with current year presentation.  As of December 31, 2022, $421,302, $322,010, $120,294 and $66,401 (an aggregate total of $930,006) was reclassified from “Prepaid expenses and other current assets,” “Other assets,” “Accounts receivable – related party,” and “Prepaid expenses and other current assets – related party,” respectively to “Accounts receivable, net”.  Moreover, $248,678 was reclassified from “Financing lease right-of-use asset” to “Operating lease right-of-use asset” and $247,595 was reclassified from Financing Lease Liabilities to Operating Lease Liabilities as of the year ended, December 31, 2022. Finally, an amount of $1,784,751 was reclassified from “Accounts payable and accrued expenses” to “Other current liabilities” as of the year ended, December 31, 2022. These reclassifications had no impact on earnings or stockholders’ equity.

Accounts Receivable & Allowance for Doubtful Accounts

Accounts receivable are stated at their net realizable value. The allowance for credit losses against gross accounts receivable reflects the best estimate of probable losses inherent in the receivables’ portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. As of December 31, 2023 and 2022, the Company’s allowance for credit losses was $19,686,091 and $7,309,311, respectively. Below is the summary of changes in the allowance for doubtful accounts:

December 31, 2023

Balance as of January 1, 2023	$7,309,311
Provisions for credit losses	11,850,788
Write-offs	-
Foreign exchange adjustments	525,992
Other adjustments	-
Balance as of December 31, 2023	$19,686,091

Tax Receivables

The Company pays Value Added Tax (“VAT”) or similar taxes (“input VAT”), income taxes, and other taxes within the normal course of its business in most of the countries in which it operates related to the procurement of merchandise and/or services it acquires and/or on sales and taxable income. The Company also collects VAT or similar taxes on behalf of the government (“output VAT”) for merchandise and/or services it sells. If the output VAT exceeds the input VAT, this creates a VAT payable to the government. If the input VAT exceeds the output VAT, this creates a VAT receivable from the government. The VAT tax return is filed on a monthly basis offsetting the payables against the receivables. In observance of EU regulations for intra-EU cross-border sales, our subsidiaries in Greece, SkyPharm and Cosmofarm, do not charge VAT for sales to wholesale drug distributors registered in other European Union member states. As of September 30, 2024 and December 31, 2023, the Company had a VAT net receivable balance of $322,576 and $187,512 respectively, recorded in the consolidated balance sheet as prepaid expenses and other current assets and accounts payable and accrued expenses, respectively.

The Company pays Value Added Tax (“VAT”) or similar taxes (“input VAT”), income taxes, and other taxes within the normal course of its business in most of the countries in which it operates related to the procurement of merchandise and/or services it acquires and/or on sales and taxable income. The Company also collects VAT or similar taxes on behalf of the government (“output VAT”) for merchandise and/or services it sells. If the output VAT exceeds the input VAT, this creates a VAT payable to the government. If the input VAT exceeds the output VAT, this creates a VAT receivable from the government. The VAT tax return is filed on a monthly basis offsetting the payables against the receivables. In observance of EU regulations for intra-EU cross-border sales, our subsidiaries in Greece, SkyPharm and Cosmofarm, do not charge VAT for sales to wholesale drug distributors registered in other European Union member states. As of December 31, 2023 and 2022, the Company had a VAT net receivable balance of $187,512 and a net receivable balance of $79,373 respectively, recorded in the consolidated balance sheet as prepaid expenses and other current assets and accounts payable and accrued expenses, respectively.

Inventory

Inventory is stated at the lower-of-cost or net realizable value using the weighted average method. Inventory consists primarily of finished goods and packaging materials, i.e., packaged pharmaceutical products and the wrappers and containers they are sold in. A periodic inventory system is maintained by 100% count. Inventory is replaced periodically to maintain the optimum stock on hand available for immediate shipment.

The Company writes down inventories to net realizable value based on physical condition, expiration date, and current market conditions, as well as forecasted demand. The Company’s inventories are not highly susceptible to obsolescence. Many of the Company’s inventory items are eligible for return to our suppliers when pre-agreed product requirements, including, but not limited to, physical condition and expiration date, are not met. No significant judgments have been applied in estimating the selling price of our inventory.

Inventory is stated at the lower-of-cost or net realizable value using the weighted average method. Inventory consists primarily of finished goods and packaging materials, i.e., packaged pharmaceutical products and the wrappers and containers they are sold in. A periodic inventory system is maintained by 100% count. Inventory is replaced periodically to maintain the optimum stock on hand available for immediate shipment.

The Company writes down inventories to net realizable value based on physical condition, expiration date, current market conditions, as well as forecasted demand. The Company’s inventories are not highly susceptible to obsolescence. Many of the Company’s inventory items are eligible for return to our suppliers when pre-agreed product requirements, including, but not limited to, physical condition and expiration date, are not met. No significant judgments have been applied in estimating the selling price of our inventory.

Property and Equipment, net

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated on a straight-line basis over the useful lives (except for leasehold improvements which are depreciated over the lesser of the lease term or the useful life) of the assets as follows:

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Depreciation expense was $89,694 and $124,910 for the three months ended September 30, 2024 and 2023, respectively and $306,126 and $237,479 for the nine months ended September 30, 2024 and 2023, respectively.

Property and Equipment additions

Property and Equipment additions are recognized as assets when it is probable that future economic benefits associated with the asset will flow to the entity and the cost of the asset can be measured reliably. Additions are initially measured at cost, which includes all costs directly attributable to bringing the asset to its working condition and location for its intended use. This may include purchase price, freight, installation, and any directly attributable professional fees. They are capitalized if their cost exceeds a certain threshold. The threshold is determined based on materiality considerations. Costs below the threshold are typically expensed as incurred. After initial recognition, additions are measured at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated systematically over the estimated useful life of the asset. They are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount exceeds the recoverable amount, an impairment loss is recognized, and the carrying amount of the asset is adjusted accordingly. Borrowing costs directly attributable to the acquisition, construction, or production of qualifying assets, including Property and Equipment additions, are capitalized as part of the cost of those assets.

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated on a straight-line basis over the useful lives (except for leasehold improvements which are depreciated over the lesser of the lease term or the useful life) of the assets as follows:

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Depreciation expense was $353,043 and $70,109 for the years ended December 31, 2023 and 2022, respectively.

Property and Equipment additions

Property and Equipment additions are recognized as assets when it is probable that future economic benefits associated with the asset will flow to the entity and the cost of the asset can be measured reliably. Additions are initially measured at cost, which includes all costs directly attributable to bringing the asset to its working condition and location for its intended use. This may include purchase price, freight, installation, and any directly attributable professional fees. They are capitalized if their cost exceeds a certain threshold. The threshold is determined based on materiality considerations. Costs below the threshold are typically expensed as incurred. After initial recognition, additions are measured at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is calculated systematically over the estimated useful life of the asset. They are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount exceeds the recoverable amount, an impairment loss is recognized, and the carrying amount of the asset is adjusted accordingly. Borrowing costs directly attributable to the acquisition, construction, or production of qualifying assets, including Property and Equipment additions, are capitalized as part of the cost of those assets.

Impairment of Long-Lived Assets

In accordance with ASC 360-10, Long-lived Assets, property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

In accordance with ASC 360-10, Long-lived Assets, property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. For the years ended December 31, 2023 and 2022, the Company had no impairment of long-lived assets.

Accounts Receivable, net

Accounts receivable are stated at their net realizable value. The allowance for doubtful accounts against gross accounts receivable, prepaid expenses and other current assets and other assets reflects the best estimate of probable losses inherent in the receivables’ portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available information. As of September 30, 2024 and December 31, 2023, the Company’s allowance for doubtful accounts was $19,905,776 and $19,686,091, respectively. Below is the summary of changes in the allowance for doubtful accounts:

September 30, 2024

Balance as of January 1st, 2024	$19,686,091
Provisions for credit losses	-
Write-offs	250,971
Foreign exchange adjustments
Other adjustments	(31,286)
Balance as of September 30, 2024	$19,905,776

Goodwill and Intangibles, net

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. First, under step 0, we determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Following, if step 0 fails, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

On December 19, 2018, as a result of the acquisition of Cosmofarm, the Company recorded $49,697 of goodwill.

Intangible assets with definite useful lives are recorded on the basis of cost and are amortized on a straight-line basis over their estimated useful lives. The Company uses a useful life of 5 years for an import/export license and a useful life of 10 years for the pharmaceutical and nutraceutical products licenses included in Note 4 as “Licenses”. A useful life of 10 years is also used for the platforms included in Note 4 as “Software” and the customer bases. The Company evaluates the remaining useful life of intangible assets annually to determine whether events and circumstances warrant a revision to the remaining amortization period. If the estimate of the intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. As of September 30, 2024 and December 31, 2023, no revision to the remaining amortization period of the intangible assets was made.

Amortization expense was $196,183 and $88,168 for the three months ended September 30, 2024 and 2023, respectively and $579,556 and $138,438 for the nine months ended September 30, 2024 and 2023, respectively.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. First, under step 0, we determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. Following, if step 0 fails, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

On December 19, 2018, as a result of the acquisition of Cosmofarm, the Company recorded $49,697 of goodwill.

Intangible assets with definite useful lives are recorded on the basis of cost and are amortized on a straight-line basis over their estimated useful lives. The Company uses a useful life of 5 years for an import/export license and a useful life of ten years for the pharmaceutical and nutraceutical products licenses included in Note 4 as “Licenses”. A useful life of ten years is also used for the platforms included in Note 4 as “Software” and the customer bases. The Company evaluates the remaining useful life of intangible assets annually to determine whether events and circumstances warrant a revision to the remaining amortization period. If the estimate of the intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. As of December 31, 2023, no revision to the remaining amortization period of the intangible assets was made.

Amortization expense was $239,841 and $33,085 for the years ended December 31, 2023 and 2022, respectively.

Equity Method Investment

For those investments in common stock or in-substance common stock in which the Company has the ability to exercise significant influence over the operating and financial policies of the investee, the investment is accounted for under the equity method. The Company records its share in the earnings of the investee and is included in “Equity earnings of affiliate” in the consolidated statement of operations. The Company assesses its investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognizes an impairment loss to adjust the investment to its then current fair value.

For those investments in common stock or in-substance common stock in which the Company has the ability to exercise significant influence over the operating and financial policies of the investee, the investment is accounted for under the equity method. The Company records its share in the earnings of the investee and is included in “Equity earnings of affiliate” in the consolidated statement of operations. The Company assesses its investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognizes an impairment loss to adjust the investment to its then current fair value.

Investments in Equity Securities

Investments in equity securities are accounted for at fair value with changes in fair value recognized in net income (loss). Equity securities are classified as short-term or long-term based on the nature of the securities and their availability to meet current operating requirements. Equity securities that are readily available for sale in current operations are reported as a component of current assets on the accompanying consolidated balance sheets. Equity securities that are not considered available for use in current operations would be reported as a component of long-term assets on the accompanying consolidated balance sheets. For equity securities with no readily determinable fair value, the Company elects a measurement alternative to fair value. Under this alternative, the Company measures the investments at cost, less any impairment, and adjusted for changes resulting from observable price changes in transactions for identical or similar investments of the investee. The election to use the measurement alternative is made for each eligible investment.

As of September 30, 2024, investments consisted of 16,666 shares which traded at a closing price of $0.75 per share or value of $12,416 of National Bank of Greece. Additionally, the Company has $7,665 in equity securities of Pancreta Bank, which are revalued annually.

Investments in equity securities are accounted for at fair value with changes in fair value recognized in net income (loss). Equity securities are classified as short-term or long-term based on the nature of the securities and their availability to meet current operating requirements. Equity securities that are readily available for sale in current operations are reported as a component of current assets in the accompanying consolidated balance sheets. Equity securities that are not considered available for use in current operations would be reported as a component of long-term assets in the accompanying consolidated balance sheets. For equity securities with no readily determinable fair value, the Company elects a measurement alternative to fair value. Under this alternative, the Company measures the investments at cost, less any impairment, and adjusted for changes resulting from observable price changes in transactions for identical or similar investments of the investee. The election to use the measurement alternative is made for each eligible investment.

As of December 31, 2023, investments consisted of (i) 3,000,000 shares, which traded at a closing price of $0 per share or a value of $0 of ICC International Cannabis Corp and (ii) 16,666 shares which traded at a closing price of $0.70 per share or value of $11,596 of National Bank of Greece. Additionally, the Company has $8,479 in equity securities of Pancreta Bank, which are revalued annually. As of December 31, 2022, investments consisted of (i) 3,000,000 shares, which traded at a closing price of $0 per share or a value of $0 of ICC International Cannabis Corp and (ii) 16,666 shares which traded at a closing price of $0.40 per share or value of $6,681 of National Bank of Greece. Additionally, the Company has $8,200 in equity securities of Pancreta Bank, which are revalued annually. See Note 2 for additional investments in equity securities.

Fair Value Measurement

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

In addition, ASC 825-10-25, Fair Value Option, (“ASC 825-10-25”), expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect the fair value options for any of its qualifying financial instruments.

Our financials also included the following financial instruments as of September 30, 2024 and December 31, 2023: cash, accounts receivable, inventory, prepaid expenses, loans receivable, accounts payable, notes payable and lines of credit. Except for the loans receivable which carry fixed interest rates, the carrying value of the remaining instruments, approximates fair value due to their short-term nature.

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

The following table presents assets that are measured and recognized at fair value as of December 31, 2023 and 2022, on a recurring basis:

	December 31, 2023			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – National Bank of Greece	11,596	-	-	11,596
	$11,596			$11,596

	December 31, 2022			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – National Bank of Greece	6,681	-	-	6,681
	$6,681			$6,681

In addition, ASC 825-10-25, Fair Value Option, (“ASC 825-10-25”), expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect the fair value options for any of its qualifying financial instruments.

Our financials also included the following financial instruments as of December 31, 2023: cash, accounts receivable, inventory, prepaid expenses, loans receivable, accounts payable, notes payable and lines of credit. Except for the loans receivable which carry fixed interest rates, the carrying value of the remaining instruments, approximates fair value due to their short-term nature.

Derivatives Instruments

Derivative financial instruments are recorded in the accompanying consolidated balance sheets at fair value in accordance with ASC 815. When the Company enters into a financial instrument such as a debt or equity agreement (the “host contract”), the Company assesses whether the economic characteristics of any embedded features are clearly and closely related to the primary economic characteristics of the remainder of the host contract. When it is determined that (i) an embedded feature possesses economic characteristics that are not clearly and closely related to the primary economic characteristics of the host contract, and (ii) a separate, stand-alone instrument with the same terms would meet the definition of a financial derivative instrument, then the embedded feature is bifurcated from the host contract and accounted for as a derivative instrument. The estimated fair value of the derivative feature is recorded in the accompanying consolidated balance sheets separately from the carrying value of the host contract. Subsequent changes in the estimated fair value of derivatives are recorded as a gain or loss in the Company’s consolidated statements of operations.

Customer Advances

The Company receives prepayments from certain customers for pharmaceutical products prior to those customers taking possession of the Company’s products. The Company records these receipts as current liabilities until it has met all the criteria for recognition of revenue including passing control of the products to its customer, at such point, the Company will reduce the customer advances balance and credit the Company’s revenues.

The Company receives prepayments from certain customers for pharmaceutical products prior to those customers taking possession of the Company’s products. The Company records these receipts as current liabilities until it has met all the criteria for recognition of revenue including passing control of the products to its customer, at such point, the Company will reduce the customer advances balance and credit the Company’s revenues.

Revenue Recognition

In accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company uses a five-step model for recognizing revenue by applying the following steps:

1)	Identification of the Contract: The Company identifies a contract with a customer when it enters into an agreement that creates enforceable rights and obligations.

2)	Identification of Performance Obligations: The Company identifies distinct performance obligations within each contract, which represent promises to transfer goods or services to the customer.

3)

Determination of Transaction Price: The Company determines the transaction price, which represents the amount of consideration to which it expects to be entitled in exchange for transferring promised goods or services to the customer, excluding any amounts collected on behalf of third parties.

4)

Allocation of Transaction Price: The Company allocates the transaction price to each distinct performance obligation based on its standalone selling price. If the standalone selling price is not observable, the Company estimates it using an appropriate method.

5)

Recognition of Revenue: Revenue is recognized when (or as) the Company satisfies a performance obligation by transferring a promised good or service to the customer. This typically occurs at a point in time or over time, depending on the nature of the performance obligation.

Wholesale revenue and sales of own branded nutraceutical and pharmaceutical products

The Company has contracts or signed partnership forms (usual in the wholesale sector of the pharma industry) with its customers, stipulating the enforceable rights and obligations. The Company is responsible for transferring the goods to the customer’s location, which represents its sole performance obligation. Thus, the transaction price, which is predetermined in most of the products sold, is exclusively allocated to this performance obligation. Revenue is recognized at a single point in time, which is upon issuance of the corresponding sales invoice. The Company has assessed the impact of the items invoiced but not delivered to the customer’s location as of December 31, 2023, and deemed that it had no material effect.

Pharma manufacturing

The Company has active contracts with its customers, stipulating the enforceable rights and obligations. The Company is responsible for the manufacturing and the packaging of specific products assigned by its customers, which represents its performance obligations to which the Company allocates the transaction price determined. The customers are responsible for providing the raw materials to the Company. Revenue is recognized over a period of time, which is during the production and packaging period of the respective products. As of December 31, 2023 there were no products or batches of products for which the production or packaging phase was in progress.

Medihelm SA

Commencing from January 1, 2023, and pursuant to the agreement with Medihelm, the exclusive distributor of the Company’s own proprietary line of nutraceuticals, the Company considers the transaction price to be variable and records an estimate of the transaction price, subject to the constraint for variable consideration. The Company is basing the change in transaction price with the exclusive distributor through assessment of significant overdue receivables from the exclusive distributor, which the Company reassesses each reporting period. Through this assessment, the Company applied the “expected value” model under ASC 606-10-32-5 and had applied specific constraints to revenue due from the customer at the end of each reporting period. Following the application of the “expected value” model, the Company deferred an amount of $397,000 and recorded it against the sales to Medihelm for the year ended December 31, 2023. The Company does not consider that sales to any other customer include a variable component as of December 31, 2023.

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”) and Staff Accounting Bulletin No. 107 (“SAB 107”) regarding its interpretation of ASC 718. ASC 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the related requisite service period. The Company values any employee or non-employee stock-based compensation at fair value using the Black-Scholes Option Pricing Model.

The Company accounts for non-employee share-based awards in accordance with the measurement and recognition criteria of ASU 2018-07, “Compensation-Stock Compensation-Improvements to Nonemployee Share-Based Payment Accounting.”

The Company records stock-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”) and Staff Accounting Bulletin No. 107 (“SAB 107”) regarding its interpretation of ASC 718. ASC 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the related requisite service period. The Company values any employee or non-employee stock-based compensation at fair value using the Black-Scholes Option Pricing Model.

The Company accounts for non-employee share-based awards in accordance with the measurement and recognition criteria of ASU 2018-07, “Compensation-Stock Compensation-Improvements to Nonemployee Share-Based Payment Accounting.”

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash investments and accounts receivable.

The Company had no clients which contributed 10% or more of revenue and accounts receivable, respectively for the year ended December 31, 2023.

Income Taxes

The Company accounts for income taxes under the asset and liability method, as required by the accounting standard for income taxes ASC 740. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, as well as net operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is liable for income taxes in Greece and the United Kingdom The corporate income tax rate is 22% in Greece and 25% in the United Kingdom. Losses may also be subject to limitation under certain rules regarding change of ownership.

We regularly review deferred tax assets to assess their potential realization and establish a valuation allowance for portions of such assets to reduce the carrying value if we do not consider it to be more likely than not that the deferred tax assets will be realized. Our review includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of our deferred tax assets. At September 30, 2024, we believe our United Kingdom and Greece deferred tax assets will not be realized, as such, we did not record a reversal on the full valuation approach we followed during the year ended December 31, 2023.

The Company accounts for income taxes under the asset and liability method, as required by the accounting standard for income taxes ASC 740. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, as well as net operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is liable for income taxes in Greece and the United Kingdom. The corporate income tax rate is 22% in Greece and 25% in the United Kingdom. Losses may also be subject to limitation under certain rules regarding change of ownership.

We regularly review deferred tax assets to assess their potential realization and establish a valuation allowance for portions of such assets to reduce the carrying value if we do not consider it to be more likely than not that the deferred tax assets will be realized. Our review includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of our deferred tax assets. At December 31, 2023, we believe our United Kingdom and Greece deferred tax assets will not be realized, as such, we did not record a reversal on the full valuation approach we followed during the period ended December 31, 2022.

Leases

The Company accounts for leases in accordance with ASC 842. For all leases, the Company recognizes a right-of-use (ROU) asset and a lease liability on the balance sheet. The ROU asset represents the Company's right to use the underlying asset for the lease term, and the lease liability represents the obligation to make lease payments arising from the lease, both measured at the present value of future lease payments. Lease payments are recognized as an operating expense on a straight-line basis over the lease term. The interest on the lease liability and the amortization of the ROU asset are recognized separately in the income statement. Initial direct costs incurred by the Company in negotiating and securing leases are capitalized and amortized over the lease term on a straight-line basis. The assets and liabilities from operating and finance leases are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s secured incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet. The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate, which is determined using the average interest rate of our long-term debt on the date of inception.

The Company accounts for leases in accordance with ASC 842. For all leases, the Company recognizes a right-of-use (ROU) asset and a lease liability on the balance sheet. The ROU asset represents the Company’s right to use the underlying asset for the lease term, and the lease liability represents the obligation to make lease payments arising from the lease, both measured at the present value of future lease payments. Lease payments are recognized as an operating expense on a straight-line basis over the lease term. The interest on the lease liability and the amortization of the ROU asset are recognized separately in the income statement. Initial direct costs incurred by the Company in negotiating and securing leases are capitalized and amortized over the lease term on a straight-line basis. The assets and liabilities from operating and finance leases are recognized at the commencement date based on the present value of remaining lease payments over the lease term using the Company’s secured incremental borrowing rates or implicit rates, when readily determinable. Short-term leases, which have an initial term of 12 months or less, are not recorded on the balance sheet. The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, we use a discount rate based on our incremental borrowing rate, which is determined using the average interest rate of our long-term debt on the date of inception.

Acquisition Accounting

Cloudscreen

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The acquisition is pursuant to the purchase agreement announced on October 11, 2023. Cloudscreen is a multimodal platform specialized in drug repurposing, a process that involves uncovering new target proteins or indications for existing drugs for use in treating different diseases. The total purchase price amounted to $637,080 and consisted of 280,000 shares of common stock with a fair value of $319,200 and an amount of $317,880 to be settled in cash during 2024 based on the Promissory Note signed on October 10, 2023. The Company accounted for the acquisition as an asset acquisition in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”) and recorded $637,080 as an intangible asset related to the technology platform acquired.

ZipDoctor

On April 3, 2023, the Company completed the acquisition of ZipDoctor Inc. (“ZipDoctor”), a telehealth company for a total sum of $150,000 in cash and $8,788 in fees. The Company accounted for the acquisition as an asset acquisition in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”) and recorded $158,788 as an intangible asset related to the technology platform acquired.

Bikas

On June 15, 2023, Cosmos Health Inc. entered into an Assignment and Assumption Agreement (the “Agreement”) with Ioannis Bikas O.E., a Greek Company (“Bikas”). Bikas is owner of a pharmaceutical distribution network in Greece and agreed to sell to the Company their distribution network and customer base. The purchase price of the network was €100,000 ($109,330) in cash, and €300,000 ($316,081) in the Company’s common stock. The Company issued 99,710 shares of common stock related to the acquisition of the customer base, based on the fair value of the stock on the acquisition date. The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805 and recorded $425,411 as an intangible asset related to the customer base acquired.

Buildings Acquisitions

On April 24, 2023, the Company purchased a building for a total sum of $1,054,872 in cash. The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805 and recorded the cost of the building as “Property, plant and equipment” on the consolidated balance sheets.

On January 6, 2023, the Company agreed to purchase land and building located in Montreal, Canada from a third-party vendor. The total purchase price amounts to $3,950,000 and the closing date of the agreement based on the amendment signed on July 19, 2023, is December 31, 2023. As of September 30, 2024, the Company has made no additional prepayments concerning this building. The closing date of the agreement has been extended to December 31, 2024.

Cana

On June 30, 2023, the Company acquired Cana Laboratories Holdings (Cyprus) Limited (“Cana”), which wholly owned an operating subsidiary, Pharmaceutical Laboratories Cana S.A. (“Cana SA”) for €800,000 ($873,600) in cash and 46,377 shares of common stock, with fair value of $138,667 as of the date of acquisition. Moreover, on February 28, 2023, the Company had signed a Secured Promissory Note with Cana, whereby Cana borrowed the sum of €4,100,000 ($4,457,520), included in the total consideration of $5,469,787. The Company accounted for the acquisition as a business acquisition in accordance with ASC 805. The fair value of Cana assets acquired, and liabilities assumed was based upon management’s estimates assisted by an independent third-party valuation firm. The fixed assets of Cana (which included land, building & machinery) were valued as of December 31, 2022 and the Company believes that nothing has materially changed between such date and the acquisition date (June 30, 2023). The following table summarizes the preliminary allocation of purchase price of the acquisition:

Consideration
Cash	$5,331,120
Fair value of common stock issued	138,667
Fair value of total consideration transferred	$5,469,787

Recognized amounts of identifiable assets acquired
Financial assets	$1,796,911
Inventory	297,340
Property, plant and equipment	7,488,818
Identifiable intangible assets	562,200
Financial liabilities	(3,235,233)
Total identifiable net assets	$6,910,036

Bargain purchase gain	$1,440,249

Revenue for the 9 - month period ended September 30, 2024	$549,567
Loss for the 9 - month period ended September 30, 2024	$(1,674,785)

During the prior year period, Cana had minimal operations as it was in financial difficulties and seeking for an investor.

Retirement and Termination Benefits

Under Greek labor law, employees are entitled to lump-sum compensation in the event of termination or retirement. The amount depends on the employee’s work experience and remuneration as of the day of termination or retirement. If an employee remains with the company until full-benefit retirement, the employee is entitled to a lump-sum equal to 40% of the compensation to be received if the employee were to be dismissed on the same day. The Company periodically reviews the uncertainties and judgments related to the application of the relevant labor law regulations to determine retirement and termination benefits obligations of its Greek subsidiaries. The Company has evaluated the impact of these regulations and has identified a potential retirement and termination benefits liability. The amount of the liability as of September 30, 2024 and December 31, 2023, was $395,698 and $408,665, respectively, and has been recorded as a long-term liability within the consolidated balance sheets.

Under Greek labor law, employees are entitled to lump-sum compensation in the event of termination or retirement. The amount depends on the employee’s work experience and renumeration as of the day of termination or retirement. If an employee remains with the company until full-benefit retirement, the employee is entitled to a lump-sum equal to 40% of the compensation to be received if the employee were to be dismissed on the same day. The Company periodically reviews the uncertainties and judgments related to the application of the relevant labor law regulations to determine retirement and termination benefits obligations of its Greek subsidiaries. The Company has evaluated the impact of these regulations and has identified a potential retirement and termination benefits liability. The amount of the liability as of December 31, 2023, and December 31, 2022, was $408,665 and $0, respectively, and has been recorded as a long-term liability within the consolidated balance sheets. The Company engaged an actuarial expert for the first time, during the period ended December 31, 2023, and thus the liability of $408,665 is the cumulative effect of the 2-year period ended December 31, 2023. The effect allocated to the prior period ended December 31, 2022, would have been $147,776.

Revenue Recognition

In accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company uses a five-step model for recognizing revenue by applying the following steps:

1)	Identification of the Contract: The Company identifies a contract with a customer when it enters into an agreement that creates enforceable rights and obligations.
2)	Identification of Performance Obligations: The Company identifies distinct performance obligations within each contract, which represent promises to transfer goods or services to the customer.
3)

Determination of Transaction Price: The Company determines the transaction price, which represents the amount of consideration to which it expects to be entitled in exchange for transferring promised goods or services to the customer, excluding any amounts collected on behalf of third parties.

4)

Allocation of Transaction Price: The Company allocates the transaction price to each distinct performance obligation based on its standalone selling price. If the standalone selling price is not observable, the Company estimates it using an appropriate method.

5)

Recognition of Revenue: Revenue is recognized when (or as) the Company satisfies a performance obligation by transferring a promised good or service to the customer. This typically occurs at a point in time or over time, depending on the nature of the performance obligation.

Wholesale revenue and sales of own branded nutraceutical and pharmaceutical products

The Company has contracts or signed partnership forms (usual in the wholesale sector of the pharma industry) with its customers, stipulating enforceable rights and obligations. The Company is responsible for transferring the goods to the customer’s location, which represents its sole performance obligation. Thus, the transaction price, which is predetermined in most of the products sold, is exclusively allocated to this performance obligation. Revenue is recognized at a single point in time, which is upon issuance of the corresponding sales invoice. The Company has assessed the impact of the items invoiced but not delivered to the customer’s location as of December 31, 2023 and September 30, 2024, and deemed that it had no material effect.

Pharma manufacturing

The Company has active contracts with its customers, stipulating enforceable rights and obligations. The Company is responsible for the manufacturing and the packaging of specific products assigned by its customers, which represents its performance obligations to which the Company allocates the transaction price determined. The customers are responsible for providing the raw materials to the Company. Revenue is recognized over a period of time, which is during the production and packaging period of the respective products. As of September 30, 2024, there were no products or batches of products for which the production or packaging phase was in progress.

Medihelm SA

Commencing from January 1, 2023, and pursuant to the agreement with Medihelm, the exclusive distributor of the Company’s own proprietary line of nutraceuticals, the Company considers the transaction price to be variable and records an estimate of the transaction price, subject to the constraint for variable consideration. The Company is basing the change in transaction price with the exclusive distributor through assessment of significant overdue receivables from the exclusive distributor, which the Company reassesses each reporting period. Through this assessment, the Company applied the “expected value” model under ASC 606-10-32-5 and had applied specific constraints to revenue due from the customer at the end of each reporting period. Following the application of the “expected value” model, the Company had deferred an amount of $397,000 and recorded it against the sales to Medihelm for the twelve months ended December 31, 2023. However, the Company assessed once more the trading relationship with Medihelm SA at year end and since no significant receipts had taken place up to the issuance of the report, the Company recorded an allowance for the total receivable amount not received up to the issuance date. More specifically a cumulative reserve of $12,655,615 was applied, leaving a receivable of $532,704 due from Medihelm SA, as of December 31, 2023. The Company does not consider that new sales to Medihelm SA or sales to any other customer include a variable component as of September 30, 2024 and has limited such sales to the minimum required.

Basic and Diluted Net Loss per Common Share

Basic income per share is calculated by dividing the income available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is calculated by dividing income available to common stockholders by the weighted average number of common shares outstanding for the period and, when dilutive, potential shares from stock options and warrants to purchase common stock, using the treasury stock method. In accordance with ASC 260, Earnings Per Share, the following table reconciles basic shares outstanding to fully diluted shares outstanding.

	September 30, 2024	September 30, 2023
Weighted average number of common shares outstanding Basic	17,724,305	11,346,071
Potentially dilutive common stock equivalents	-	-
Weighted average number of common and equivalent shares outstanding – Diluted	17,724,305	11,346,071

The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	September 30, 2024	September 30, 2023
Warrants	13,432,507	6,124,412
Total	13,432,507	6,124,412

Common stock equivalents are included in the diluted income per share calculation only when option exercise prices are lower than the average market price of the common shares for the period presented.

In March 2022, the FASB issued ASU 2022-02, Troubled Debt Restructurings and Vintage Disclosures. This ASU eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which was adopted on January 1, 2020. The adoption of ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements. ASU 2022-02 also enhances the disclosure requirements for certain loan refinancing and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the ASU amends the guidance on vintage disclosures to require entities to disclose current period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of ASC 326-20. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU would be applied prospectively. Early adoption is also permitted, including adoption in an interim period. This ASU was adopted on January 1, 2023, which resulted in no cumulative-effect adjustment to retained earnings.

Basic income per share is calculated by dividing income available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is calculated by dividing income available to common stockholders by the weighted average number of common shares outstanding for the period and, when dilutive, potential shares from stock options and warrants to purchase common stock, using the treasury stock method. In accordance with ASC 260, Earnings Per Share, the following table reconciles basic shares outstanding to fully diluted shares outstanding.

	Years Ended December 31,
	2023	2022
Weighted average number of common shares outstanding Basic	11,968,665	1,928,172
Potentially dilutive common stock equivalents		-
Weighted average number of common and equivalent shares outstanding – Diluted	11,968,665	1,928,172

Common stock equivalents are included in the diluted income per share calculation only when option exercise prices are lower than the average market price of the common shares for the period presented.

The following table summarizes the potential shares of common stock that were excluded from the computation of diluted net loss per share for the years ended December 31, 2023 and 2022 as such shares would have had an anti-dilutive effect:

	2023	2022
Common Stock Warrants	8,561,476	4,194,236
Common Stock Options	-	-
Convertible Debt	-	8,827
Total	8,561,476	4,203,063

Recent Accounting Pronouncements

In March 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. This guidance is intended to improve generally accepted accounting principles (GAAP) by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718- 10-15-3 to determine whether profits interest and similar awards (“profits interest awards”) should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The amendments in this Update are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The amendments in this Update should be applied either (1) retrospectively to all prior periods presented in the financial statements or (2) prospectively to profits interest and similar awards granted or modified on or after the date at which the entity first applies the amendments. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In March 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements. This guidance is intended to remove references to various FASB Concepts Statements. The Board has a standing project on its agenda to address suggestions received from stakeholders on the Accounting Standards Codification and other incremental improvements to generally accepted accounting principles (GAAP). This effort facilitates Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements. The resulting amendments are referred to as Codification improvements. The amendments in this Update are not intended to result in significant accounting change for most entities. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements related disclosures.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements related disclosures.

In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848). Topic 848 provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The ASU deferred the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. The ASU is effective as of December 21, 2022 through December 31, 2024. We continue to evaluate transactions or contract modifications occurring as a result of reference rate reform and determine whether to apply the optional guidance on an ongoing basis. We adopted ASU 2022-06 during 2022. The Company adopted this ASU on June 30, 2023. The adoption of this ASU did not have a material impact on the Company’s accounting and disclosures.

In March 2022, the FASB issued ASU 2022-02, Troubled Debt Restructurings and Vintage Disclosures. This ASU eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments, which was adopted on January 1, 2020. The adoption of ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements. ASU 2022-02 also enhances the disclosure requirements for certain loan refinancing and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the ASU amends the guidance on vintage disclosures to require entities to disclose current period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of ASC 326-20. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU would be applied prospectively. Early adoption is also permitted, including adoption in an interim period. This ASU was adopted on January 1, 2023, which resulted in no cumulative-effect adjustment to retained earnings.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers, as if it had originated the contracts. The new guidance creates an exception to the general recognition and measurement principles of ASC 805, Business Combinations. The new guidance should be applied prospectively and is effective for all public business entities for fiscal years beginning after December 15, 2022 and include interim periods. The Company adopted this ASU which resulted in no impact on the Company’s consolidated financial statements.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.